Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Summary of property and equipment, net

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Motor vehicle	917,135	496,185	70,923
Office equipment	289,688	1,133,534	162,024
Leasehold improvement	—	4,081,600	583,411
Subtotal	1,206,823	5,711,319	816,358
Less: accumulated depreciation	(625,973)	(1,454,437)	(207,893)
Property and equipment, net	580,850	4,256,882	608,465